Filed Pursuant to Rule 424(c)

                                                       REGISTRATION NO. 33-80135

            PROSPECTUS SUPPLEMENT NO. 2 DATED OCTOBER 6, 1997 TO THE
                       PROSPECTUS DATED AUGUST 16, 1996 OF
                      APPLIED SCIENCE AND TECHNOLOGY, INC.


     This Prospectus Supplement No. 2 further amends the Selling Securityholders section to delete the name of Thomas DePetrillo as an individual selling securityholder and replace him as follows:

                                                    SECURITIES
SELLING SECURITYHOLDERS                            BEING OFFERED
------------------------                           -------------
PaineWebber Incorporated                           54,251 Shares
                                                   35,300 Rep. IPO Warrants


     This Prospectus Supplement No. 2 should be read in conjunction with the Prospectus dated August 16, 1996 and Supplement No. 1 thereto filed on October 2, 1997.